Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC

Barclays Capital Inc. (together, the “Company”)

Cantor Fitzgerald & Co.

Cantor Commercial Real Estate Lending, L.P.

(collectively, the “Specified Parties”)

Re:	BBCCRE Trust 2015-GTP – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Certificates by BBCCRE Trust 2015-GTP. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The phrase “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The phrase “Data File” means the electronic data file provided to us by the Company on July 24, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 41 mortgaged properties (“Mortgaged Properties”).
•	The phrase “Cut-off Date” means the payment date in August 2015, as provided by the Company.
•	The phrase “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The phrase “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The phrase “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The phrase “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

BBCCRE Trust 2015-GTP July 24, 2015 Page 2

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	For each of the Mortgage Loans and related Mortgaged Properties in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Properties listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

BBCCRE Trust 2015-GTP July 24, 2015 Page 3

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Barclays Commercial Mortgage Securities LLC, Barclays Capital Inc., Cantor Fitzgerald & Co., and Cantor Commercial Real Estate Lending, L.P. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

July 24, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal, USPS
Number of Properties	Underwritten Financial Schedule
Property Type	Appraisal
Property Subtype	Appraisal
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/ Engineering Report
Occupancy %	Underwritten Financial Schedule
Tenant	Underwritten Financial Schedule
Build Type	Appraisal
Energy Designation	Appraisal
NGP Acquisition Date	Provided by the Company
NGP Acquisition Price ($)	Provided by the Company
NGP Investment ($)	Provided by the Company
GSA Investment ($)	Provided by the Company
Orig. Space Square Feet	Lease Agreement
Orig. Space Lease Start Date	Lease Agreement
Orig. Space Firm Expiration Date	Lease Agreement
Orig. Space Soft Expiration Date	Lease Agreement
Exp. Space Option (Y/N)	Lease Agreement
Exp. Space Option Exercised (Y/N)?	Lease Agreement
Exp. Space Square Feet	Lease Agreement
Exp. Space Lease Start Date	Lease Agreement
Exp. Space Firm Expiration Date	Lease Agreement
Exp. Space Soft Expiration Date	Lease Agreement
Rem. Exp. Option (Yes/No)	Lease Agreement
Rem. Exp. Option Square Feet	Lease Agreement
Number of Leases In Place	Lease Agreement
Renewal Option	Lease Agreement
Note Rate %	Promissory Note

A-1

Attribute	Source Document
Master Servicing Fee %	Provided by the Company
Primary Servicing Fee %	Provided by the Company
Trustee / Cert. Admin Fee %	Provided by the Company
CREFC Fee %	Provided by the Company
Sub-Servicing Fee	Provided by the Company
Admin. Fee %	Provided by the Company
Original Balance ($) (Loan)	Loan Agreement/ Promissory Note
Original Balance ($) (Property)	Loan Agreement/ Promissory Note
Accrual Type	Loan Agreement/ Promissory Note
Amortization Type	Loan Agreement/ Promissory Note
Cut-off Date	Loan Agreement/ Promissory Note
Note Date	Loan Agreement/ Promissory Note
First Payment Date	Loan Agreement/ Promissory Note
Maturity Date	Loan Agreement/ Promissory Note
Original Amort. Term	Loan Agreement/ Promissory Note
Remaining Amort. Term	Loan Agreement/ Promissory Note
Payment Due Date	Loan Agreement/ Promissory Note
Grace Period (Late Payment)	Loan Agreement/ Promissory Note
Grace Period (Default)	Loan Agreement/ Promissory Note
Interest Accrual Start	Loan Agreement/ Promissory Note
Interest Accrual End	Loan Agreement/ Promissory Note
Prepayment Provision (Payments)	Loan Agreement/ Promissory Note
Portfolio As Is Appraised Value ($)	Appraisal
As Is Appraised Value ($)	Appraisal
As Is Appraisal Cap Rate	Appraisal
Go Dark Appraised Value ($)	Appraisal
Go Dark Appraisal Cap Rate	Appraisal
Appraisal GSA Market Rent PSF	Appraisal
Appraisal Non-GSA Market Rent PSF	Appraisal
Appraisal Date	Appraisal
Environmental Report Date	Environmental Report
Engineering Report Date	Engineering Report
2013 Base Rent ($)	Underwritten Financial Schedule
2013 Reimbursements ($)	Underwritten Financial Schedule
2013 Other Income ($)	Underwritten Financial Schedule

A-2

Attribute	Source Document
2013 Revenues ($)	Underwritten Financial Schedule
2013 Total Expenses ($)	Underwritten Financial Schedule
2013 NOI ($)	Underwritten Financial Schedule
2014 Base Rent ($)	Underwritten Financial Schedule
2014 Reimbursements ($)	Underwritten Financial Schedule
2014 Other Income ($)	Underwritten Financial Schedule
2014 Revenues ($)	Underwritten Financial Schedule
2014 Total Expenses ($)	Underwritten Financial Schedule
2014 NOI ($)	Underwritten Financial Schedule
Most Recent Base Rent ($)	Underwritten Financial Schedule
Most Recent Reimbursements ($)	Underwritten Financial Schedule
Most Recent Other Income ($)	Underwritten Financial Schedule
Most Recent Revenues ($)	Underwritten Financial Schedule
Most Recent Total Expenses ($)	Underwritten Financial Schedule
Most Recent NOI ($)	Underwritten Financial Schedule
As of	Underwritten Financial Schedule
UW Economic Occupancy %	Underwritten Financial Schedule
UW Base Rent ($)	Underwritten Financial Schedule
UW Reimbursements ($)	Underwritten Financial Schedule
UW Other Income ($)	Underwritten Financial Schedule
UW Rental Income ($)	Underwritten Financial Schedule
UW Vacancy ($)	Underwritten Financial Schedule
UW Effective Gross Income ($)	Underwritten Financial Schedule
UW Total Expenses ($)	Underwritten Financial Schedule
UW Management Fee ($)	Underwritten Financial Schedule
UW NOI ($)	Underwritten Financial Schedule
UW Capital Items ($)	Underwritten Financial Schedule
UW NCF ($)	Underwritten Financial Schedule
Title Type	Proforma Title Policy/Title Policy/Ground Lease
Ground Lease Expiration Date	Proforma Title Policy/Title Policy/Ground Lease
PML %	Seismic Report
PML Report Date	Seismic Report
Upfront Capex Reserve ($)	Closing Statement/Loan Agreement
Upfront Engin. Reserve ($)	Closing Statement/Loan Agreement
Upfront TI/LC Reserve ($)	Closing Statement/Loan Agreement

A-3

Attribute	Source Document
Upfront RE Tax Reserve ($)	Closing Statement/Loan Agreement
Upfront Ins. Reserve ($)	Closing Statement/Loan Agreement
Upfront Other Reserve ($)	Closing Statement/Loan Agreement
Upfront Other Reserve Description	Closing Statement/Loan Agreement
Monthly Capex Reserve ($)	Closing Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Closing Statement/Loan Agreement
Monthly RE Tax Reserve ($)	Closing Statement/Loan Agreement
Monthly Ins. Reserve ($)	Closing Statement/Loan Agreement
Monthly Other Reserve ($)	Closing Statement/Loan Agreement
Monthly Other Reserve Description	Closing Statement/Loan Agreement
RE Tax Reserve Cap ($)	Closing Statement/Loan Agreement
Ins. Reserve Cap ($)	Closing Statement/Loan Agreement
Other Reserve Cap ($)	Closing Statement/Loan Agreement
Loan Purpose	Closing Statement/Loan Agreement
Principal / Carveout Guarantor	Guaranty of Recourse Obligations
Property Manager	Management Agreement
Assumption Fee	Loan Agreement/Promissory Note
Letter of Credit	Loan Agreement/Letter of Credit
Future Debt Permitted (Yes/No)	Loan Agreement/ Promissory Note
Partial Prepay or Release Allowed (Yes/No)	Loan Agreement/ Promissory Note
Partial Prepay or Release Details	Loan Agreement/ Promissory Note
Lockbox (Y/N)	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Lockbox Type	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement
Cash Management Trigger	Loan Agreement/Promissory Note/Cash Management Agreement/Lockbox Agreement

A-4

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Total Square Feet (Property)	Orig. Space Square Feet plus Exp. Space Square Feet
Total Square Feet (Loan)	The sum of Total Square Feet (Property)
NGP Acquisition Year	Truncated the year of the NGP Acquisition Date
Firm Lease Term (Property)	The quotient of (a) the sum of (i) the product of (x) the number of years from the Cut-off Date to the Orig. Space Firm Expiration Date and (y) the Orig. Space Square Feet and (ii) the product of (x) the number of years from the Cut-off Date to the Exp. Space Firm Expiration Date and (y) the Exp. Space Square Feet, and (b) the Total Square Feet
Firm Lease Term (Loan)	The weighted average of the Firm Lease Term (Property) by Total Square Feet
Soft Lease Term (Property)	Where applicable, the number of years from the Cut-off Date to the Orig. Space Soft Expiration Date, otherwise the Firm Lease Term (Property) was applied
Soft Lease Term (Loan)	The weighted average of the Soft Lease Term (Property) by Total Square Feet
Cut-off Date Years Occupied (Property)	The quotient of (a) the sum of (i) the product of (x) the number of years from the Orig. Space Firm Start Date to the Cut-off Date and (y) the Orig. Space Square Feet and (ii) the product of (x) the number of years from the Cutoff Date to the Exp. Space Firm Expiration Date and (y) the Exp. Space Square Feet, and (b) the Total Square Feet
Cut-off Date Years Occupied (Loan)	The weighted average of the Cut-off Date Years Occupied (Property) by Total Square Feet (Property) as of the Cut-off Date
Cut-off Balance ($) (Loan)	Recomputed using the Original Balance ($) (Loan), Accrual Type, Amortization Type, Seasoning, Original Amort. Term, First Payment Date, Maturity Date, Note Rate % and Monthly Debt Service Payment ($). We are assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections
Cut-off Balance ($) (Property)	Equals Original Balance ($) (Property)

B-1

Attribute	Calculation Methodology
Maturity Balance ($) (Loan)	We recomputed using the Cut-off Balance ($) (Loan), Accrual Type, Amortization Type, Seasoning, Original Amort. Term, First Payment Date, Maturity Date, Note Rate % and Monthly Debt Service Payment ($). We are assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections
Maturity Balance ($) (Property)	Equals Original Balance ($) (Property)
% of Initial Pooled Balance	Cut-off Balance ($) (Property) divided by the aggregate Cut-off Balance ($) (Loan)
Cutoff Balance PSF (Property)	Cut-off Balance ($) (Property) divided by Total Square Feet (Property)
Cutoff Balance PSF (Loan)	The sum of Cutoff Balance PSF (Property)
Net Loan Rate %	Note Rate % minus Admin Fee %
Original Term	Number of payments between and including the First Payment Date and the Maturity Date
Remaining Term	Number of payments between and including the Cut-off Date and the Maturity Date
Seasoning	Original Term minus the Remaining Term
Monthly Debt Service ($)	The product of the Cut-off Balance ($) (Loan) and the Note Rate % divided by twelve and multiplied by 365/360
Annual Debt Service ($)	We multiplied Monthly Debt Service ($) by twelve months in a year
As Is Appraised Value ($) PSF	As Is Appraised Value ($) divided by Total Square Feet
Go Dark Appraised Value ($) PSF	Go Dark Appraised Value ($) divided by Total Square Feet
Portfolio Cut-off Date LTV %	Cut-off Balance ($) divided by Portfolio As Is Appraised Value ($)
Portfolio Maturity Date LTV %	Maturity Balance ($) divided by Portfolio As Is Appraised Value ($)
Cut-off Date LTV %	Cut-off Balance ($) divided by As Is Appraised Value ($)
Maturity Date LTV %	Maturity Balance ($) divided by As Is Appraised Value ($)
Go Dark Cut-off Date LTV %	Cut-off Balance ($) divided by Go Dark Appraised Value ($)
Go Dark Maturity Date LTV %	Maturity Balance ($) divided by Go Dark Appraised Value ($)
UW NOI DSCR	UW NOI ($) divided by Annual Debt Service ($) amount
UW NCF DSCR	UW NCF ($) divided by Annual Debt Service ($) amount

B-2

Attribute	Calculation Methodology
UW NOI Debt Yield %	UW NOI ($) divided by the Cut-off Balance ($)
UW NCF Debt Yield %	UW NCF ($) divided by the Cut-off Balance ($)
Annual Ground Lease Payment	The product of the monthly ground lease payment and twelve months
Capex Reserve Cap ($)	We multiplied the Monthly Capex Reserve ($) by thirty six months
TI/LC Reserve Cap ($)	We multiplied the Monthly TI/LC Reserve ($) by thirty six months

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1